Property Plant and Equipment - Summary of Property Plant and Equipment (Detail) - USD ($) $ in Thousands		12 Months Ended
		Mar. 31, 2021	Mar. 31, 2020
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance		$ 35,997	$ 13,499
Ending balance		22,159	35,997
Cost [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance		56,860	53,354
Acquisitions through business combination (refer note 7)			1,449
Additions/Adjustment		642	3,793
Disposals		(14,014)	(2,111)
Effect of movements in foreign exchange rates		2,575	(3,599)
Ending balance		47,338	56,860
Cost [Member] | Previously Stated [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance			28,360
Cost [Member] | Impact of IFRS 16 [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance	[1]		24,994
Additions/Adjustment	[1]	1,275	3,974
Accumulated depreciation [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance		20,863	14,861
Depreciation for the year		4,640	4,063
Disposals		(6,596)	(1,972)
Effect of movements in foreign exchange rates		1,939	(1,373)
Ending balance		25,179	20,863
Accumulated depreciation [Member] | Impact of IFRS 16 [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Depreciation for the year	[1]	4,333	5,284
Land [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance		853	879
Ending balance		892	853
Land [Member] | Cost [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance		853	879
Effect of movements in foreign exchange rates		39	(26)
Ending balance		892	853
Land [Member] | Cost [Member] | Previously Stated [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance			879
Building (Owned)
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance		31	90
Ending balance			31
Building (Owned) | Cost [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance		513	529
Effect of movements in foreign exchange rates		24	(16)
Ending balance		537	513
Building (Owned) | Cost [Member] | Previously Stated [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance			529
Building (Owned) | Accumulated depreciation [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance		482	439
Depreciation for the year		36	60
Effect of movements in foreign exchange rates		19	(17)
Ending balance		537	482
Buildings (Right-of-use)
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance	[1]	23,330
Ending balance	[1]	14,038	23,330
Buildings (Right-of-use) | Cost [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance	[1]	28,342	24,994
Acquisitions through business combination (refer note 7)	[1]		945
Disposals	[1]	(8,061)
Effect of movements in foreign exchange rates	[1]	1,972	(1,571)
Ending balance	[1]	23,528	28,342
Buildings (Right-of-use) | Cost [Member] | Impact of IFRS 16 [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance	[1]		24,994
Additions/Adjustment	[1]	1,275	3,974
Buildings (Right-of-use) | Accumulated depreciation [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance	[1]	5,012
Disposals	[1]	(1,436)
Effect of movements in foreign exchange rates	[1]	1,581	(272)
Ending balance	[1]	9,490	5,012
Buildings (Right-of-use) | Accumulated depreciation [Member] | Impact of IFRS 16 [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Depreciation for the year	[1]	4,333	5,284
Computers [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance		4,776	5,675
Ending balance		2,826	4,776
Computers [Member] | Cost [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance		15,401	15,914
Acquisitions through business combination (refer note 7)			14
Additions/Adjustment		286	1,903
Disposals		(3,062)	(1,287)
Effect of movements in foreign exchange rates		329	(1,143)
Ending balance		12,954	15,401
Computers [Member] | Cost [Member] | Previously Stated [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance			15,914
Computers [Member] | Accumulated depreciation [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance		10,625	10,239
Depreciation for the year		2,039	2,349
Disposals		(2,783)	(1,201)
Effect of movements in foreign exchange rates		247	(762)
Ending balance		10,128	10,625
Furniture and Fixtures [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance		537	527
Ending balance		325	537
Furniture and Fixtures [Member] | Cost [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance		1,093	917
Acquisitions through business combination (refer note 7)			191
Additions/Adjustment		11	79
Disposals		(240)	(15)
Effect of movements in foreign exchange rates		25	(79)
Ending balance		889	1,093
Furniture and Fixtures [Member] | Cost [Member] | Previously Stated [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance			917
Furniture and Fixtures [Member] | Accumulated depreciation [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance		556	390
Depreciation for the year		198	208
Disposals		(203)	(5)
Effect of movements in foreign exchange rates		13	(37)
Ending balance		564	556
Office Equipment [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance		723	709
Ending balance		443	723
Office Equipment [Member] | Cost [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance		2,047	1,952
Acquisitions through business combination (refer note 7)			93
Additions/Adjustment		46	319
Disposals		(248)	(183)
Effect of movements in foreign exchange rates		28	(134)
Ending balance		1,873	2,047
Office Equipment [Member] | Cost [Member] | Previously Stated [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance			1,952
Office Equipment [Member] | Accumulated depreciation [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance		1,324	1,243
Depreciation for the year		324	332
Disposals		(235)	(168)
Effect of movements in foreign exchange rates		17	(83)
Ending balance		1,430	1,324
Motor Vehicles [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance		1,180	682
Ending balance		846	1,180
Motor Vehicles [Member] | Cost [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance		1,779	1,497
Acquisitions through business combination (refer note 7)			71
Additions/Adjustment		224	864
Disposals		(379)	(526)
Effect of movements in foreign exchange rates		37	(127)
Ending balance		1,661	1,779
Motor Vehicles [Member] | Cost [Member] | Previously Stated [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance			1,497
Motor Vehicles [Member] | Accumulated depreciation [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance		599	815
Depreciation for the year		397	331
Disposals		(197)	(499)
Effect of movements in foreign exchange rates		16	(48)
Ending balance		815	599
Leasehold Improvements [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance		4,477	4,848
Ending balance		2,789	4,477
Leasehold Improvements [Member] | Cost [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance		6,742	6,583
Acquisitions through business combination (refer note 7)			135
Additions/Adjustment		165	623
Disposals		(2,024)	(100)
Effect of movements in foreign exchange rates		121	(499)
Ending balance		5,004	6,742
Leasehold Improvements [Member] | Cost [Member] | Previously Stated [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance			6,583
Leasehold Improvements [Member] | Accumulated depreciation [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance		2,265	1,735
Depreciation for the year		1,646	783
Disposals		(1,742)	(99)
Effect of movements in foreign exchange rates		46	(154)
Ending balance		2,215	2,265
Capital work in progress [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance		90	89
Ending balance			90
Capital work in progress [Member] | Cost [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance		90	89
Additions/Adjustment		$ (90)	5
Effect of movements in foreign exchange rates			(4)
Ending balance			90
Capital work in progress [Member] | Cost [Member] | Previously Stated [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance			$ 89

[1]	Upon adoption of IFRS 16, the Group has recognised right-of-use assets and lease liabilities and also charged depreciation on these assets.